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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Angelo, Gordon & Co., L.P.
Address:  245 Park Avenue, 26th Floor
          New York, New York 10167

Form 13F File Number:     028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kirk P. Wickman
Title:      General Counsel
Phone:      212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman        New York, New York               February 14, 2011
--------------------       ------------------               -----------------
   [Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                  70
                                                 ----------

Form 13F Information Table Value Total:          $1,430,035
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          -----------------------       -------

     None.

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                Quarter ended December 31, 2010


    COLUMN 1                  COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
                                                          VALUE      SHRS or    SH/  PUT/  INV   OTH        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP    (x$1000)     PRN AMT    PRN  CALL  DISC  MGRS     SOLE      SHARED  NONE
------------------------  -----------------  ---------  ---------  -----------  ---  ----  ----  ----  -----------  ------  ----
AGCO CORP                 NOTE 1.750%12/3    001084AL6  $ 53,594    23,661,000  PRN        SOLE         23,661,000
AIRTRAN HLDGS INC         NOTE 5.250%11/0    00949PAD0  $ 35,666    25,150,000  PRN        SOLE         25,150,000
ALERE INC                 PERP PFD CONV SE   01449J204  $ 19,585        78,325  SH         SOLE             78,325
ALLEGHENY ENERGY INC      COM                017361106  $  7,946       327,800  SH         SOLE            327,800
ALLERGAN INC              COM                018490102  $  6,098        88,800  SH         SOLE             88,800
ATLAS ENERGY INC          COM                049298102  $  4,318        98,200  SH         SOLE             98,200
ATLAS PIPELINE HOLDINGS
LP                        COM UNITS LP       04939R108  $    285        19,000  SH   CALL  SOLE             19,000
BECKMAN COULTER INC       COM                075811109  $ 12,708       168,924  SH         SOLE            168,924
BEST BUY INC              SDCV 2.250% 1/1    086516AF8  $  8,034     7,579,000  PRN        SOLE          7,579,000
BLACKROCK INC             DBCV 2.625% 2/1    09247XAB7  $ 37,576    19,302,000  PRN        SOLE         19,302,000
C&D TECHNOLOGIES INC      COM                124661109  $ 65,211   345,029,631  SH         SOLE        345,029,631
CEPHALON INC              COM                156708109  $  4,364        70,700  SH         SOLE             70,700
CEPHALON INC              NOTE 2.000% 6/0    156708AP4  $  7,025     5,000,000  PRN        SOLE          5,000,000
CHESAPEAKE ENERGY CORP    NOTE 2.500% 5/1    165167CA3  $ 32,178    36,502,000  PRN        SOLE         36,502,000
CUBIST PHARMACEUTICALS
INC                       NOTE 2.500%11/0    229678AD9  $ 12,000    12,500,000  PRN        SOLE         12,500,000
CYCLACEL PHARMACEUTICALS
INC                       PFD CONV EX 6%     23254L207  $    762       196,000  SH         SOLE            196,000
DOLLAR THRIFTY
AUTOMOTIVE GP             COM                256743105  $ 11,427       241,800  SH         SOLE            241,800
DRYSHIPS INC.             NOTE 5.000%12/0    262498AB4  $ 23,969    23,318,000  PRN        SOLE         23,318,000
EQUINIX INC               NOTE 4.750% 6/1    29444UAH9  $  6,492     5,275,000  PRN        SOLE          5,275,000
FORD MTR CO CAP TR II     PFD TR CV6.5%      345395206  $ 33,747       650,000  SH         SOLE            650,000
GENERAL MTRS CO           JR PFD CNV SRB     37045V209  $  2,702        50,000  SH         SOLE             50,000
GENZYME CORP              COM                372917104  $ 10,751       151,000  SH         SOLE            151,000
GREATBATCH INC            SDCV 2.250% 6/1    39153LAB2  $  3,870     4,000,000  PRN        SOLE          4,000,000
HARVEST NATURAL
RESOURCES IN              NOTE 8.250% 3/0    41754VAA1  $ 13,275     6,000,000  PRN        SOLE          6,000,000
HECLA MNG CO              6.5% CONV PFD      422704304  $ 39,068       370,000  SH         SOLE            370,000
HERCULES OFFSHORE INC     NOTE 3.375% 6/0    427093AD1  $  4,500     6,000,000  PRN        SOLE          6,000,000
HERTZ GLOBAL HOLDINGS INC NOTE 5.250% 6/0    42805TAA3  $ 46,157    24,200,000  PRN        SOLE         24,200,000
HORIZON LINES INC         NOTE 4.250% 8/1    44044KAB7  $ 32,689    35,531,000  PRN        SOLE         35,531,000
ILLUMINA INC              NOTE 0.625% 2/1    452327AB5  $ 57,984    20,000,000  PRN        SOLE         20,000,000
INCYTE CORP               NOTE 4.750%10/0    45337CAJ1  $ 21,090    10,200,000  PRN        SOLE         10,200,000
INFORMATICA CORP          NOTE 3.000% 3/1    45666QAB8  $ 11,003     5,000,000  PRN        SOLE          5,000,000
INTEL CORP                COM                458140100  $  3,106       147,700  SH         SOLE            147,700
INTEROIL CORP             NOTE 2.750%11/1    460951AC0  $  3,957     4,000,000  PRN        SOLE          4,000,000
ISTAR FINL INC            FRNT 10/0          45031UBF7  $ 38,743    44,026,000  PRN        SOLE         44,026,000
JETBLUE AIRWAYS CORP      DBCV 5.500%10/1    477143AD3  $  3,219     2,000,000  PRN        SOLE          2,000,000
JETBLUE AIRWAYS CORP      DBCV 6.750%10/1    477143AF8  $ 19,511    12,290,000  PRN        SOLE         12,290,000
JETBLUE AIRWAYS CORP      DBCV 6.750%10/1    477143AG6  $ 12,458     7,621,000  PRN        SOLE          7,621,000
LIBERTY GLOBAL INC        NOTE 4.500%11/1    530555AB7  $ 75,388    50,596,000  PRN        SOLE         50,596,000
LIFE TECHNOLOGIES CORP    COM                53217V109  $  6,133       110,500  SH         SOLE            110,500
MCAFEE INC                COM                579064106  $  3,089        66,700  SH         SOLE             66,700
MICROCHIP TECHNOLOGY INC  SDCV 2.125%12/1    595017AB0  $  9,181     7,500,000  PRN        SOLE          7,500,000






    COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
                                                          VALUE      SHRS or    SH/  PUT/  INV   OTH        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP    (x$1000)     PRN AMT    PRN  CALL  DISC  MGRS     SOLE      SHARED  NONE
------------------------  -----------------  ---------  ---------  -----------  ---  ----  ----  ----  -----------  ------  ----
MICROSOFT CORP            COM                594918104  $  8,692       311,447  SH         SOLE            311,447
MYLAN INC                 NOTE 3.750% 9/1    628530AJ6  $ 56,223    32,500,000  PRN        SOLE         32,500,000
NETAPP INC                NOTE 1.750% 6/0    64110DAB0  $ 31,150    17,500,000  PRN        SOLE         17,500,000
NEWPARK RES INC           NOTE 4.000%10/0    651718AC2  $ 14,066    15,500,000  PRN        SOLE         15,500,000
NICOR INC                 COM                654086107  $  1,877        37,600  SH   CALL  SOLE             37,600
NII HLDGS INC             NOTE 3.125% 6/1    62913FAJ1  $ 27,510    28,000,000  PRN        SOLE         28,000,000
PEABODY ENERGY CORP       COM                704549104  $  8,816       137,800  SH         SOLE            137,800
POWERWAVE TECHNOLOGIES
INC                       COM                739363109  $    293       115,276  SH         SOLE            115,276
PROCTER & GAMBLE CO       COM                742718109  $ 12,866       200,000  SH   CALL  SOLE            200,000
QUAD / GRAPHICS INC       COM CL A           747301109  $ 83,124     2,014,627  SH         SOLE          2,014,627
RTI INTL METALS INC       NOTE 3.000%12/0    74973WAA5  $  6,208     6,000,000  PRN        SOLE          6,000,000
SLM CORP                  COM                78442P106  $  2,518       200,000  SH   CALL  SOLE            200,000
STANLEY BLACK & DECKER
INC                       COM                854502101  $ 10,392       155,400  SH         SOLE            155,400
SYMANTEC CORP             COM                871503108  $  2,188       130,700  SH         SOLE            130,700
SYNOVUS FINL CORP         UNIT 99/99/9999    87161C204  $ 19,926       810,000  SH         SOLE            810,000
TELEFLEX INC              NOTE 3.875% 8/0    879369AA4  $ 10,488    10,000,000  PRN        SOLE         10,000,000
TEVA PHARMACEUTICAL
INDS LTD                  ADR                881624209  $ 16,927       324,700  SH         SOLE            324,700
TEXTRON INC               NOTE 4.500% 5/0    883203BN0  $ 52,047    27,400,000  PRN        SOLE         27,400,000
TRIUMPH GROUP INC NEW     NOTE 2.625%10/0    896818AB7  $ 30,252    18,200,000  PRN        SOLE         18,200,000
UAL CORP                  NOTE 6.000%10/1    902549AJ3  $ 52,574    18,070,000  PRN        SOLE         18,070,000
UNITED CONTL HLDGS INC    COM                910047109  $  1,191        50,000  SH         SOLE             50,000
UNITED RENTALS INC        NOTE 4.000%11/1    911363AL3  $ 18,838     8,582,000  PRN        SOLE          8,582,000
UNITED STATES STL CORP
NEW                       NOTE 4.000% 5/1    912909AE8  $ 79,944    41,000,000  PRN        SOLE         41,000,000
VERIGY LTD                NOTE 5.250% 7/1    92345XAB4  $  2,092     1,765,000  PRN        SOLE          1,765,000
VIRGIN MEDIA INC          NOTE 6.500%11/1    92769LAB7  $ 45,564    27,500,000  PRN        SOLE         27,500,000
WEST PHARMACEUTICAL
SVSC INC                  SDCV 4.000% 3/1    955306AA3  $ 17,391    19,200,000  PRN        SOLE         19,200,000
WESTERN REFNG INC         NOTE 5.750% 6/1    959319AC8  $ 13,775    11,576,000  PRN        SOLE         11,576,000
WHITING PETE CORP NEW     PERP PFD CONV      966387201  $    772         2,807  SH         SOLE              2,807
ZIONS BANCORPORATION      *W EXP 05/22/202   989701115  $  1,472       200,000  SH         SOLE            200,000

                                             Total      $1,430,035